Consolidated Statements of Financial Positions (Parenthetical) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, Authorized	50,000,000	50,000,000
Ordinary shares, Issued	27,272,818	27,236,752
Ordinary shares, Outstanding	27,272,818	27,236,752